Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Note 8 — Stockholders’ Equity (Deficit)
Preference Shares-
The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share. At March 31, 2022 and December 31, 2021, there were no preference shares issued or outstanding.
Common Shares-
The Company is authorized to issue 25,000,000 common shares with a par value of $0.0001 per share. As of March 31, 2022 and December 31, 2021, there were 1,684,500 shares of common stock issued and outstanding, excluding 5,750,000 shares of common stock subject to possible redemption. See Note 7.

NOTE 8 — STOCKHOLDERS’ EQUITY
Preference Shares-
The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share. At December 31, 2021 and 2020, there were no preference shares issued or outstanding.
Common Shares-
The Company is authorized to issue 25,000,000 common shares with a par value of $0.0001 per share. As of December 31, 2021 and 2020, there were 1,684,500 and 1,437,500 shares of common stock issued and outstanding, excluding 5,750,000 and
-0-
shares of common stock subject to possible redemption. See Note 7.
Of the 7,434,500 shares of common stock outstanding, up to 187,500 of these shares hel
d by the Sponsor were subject to forfeiture by the Sponsor on a pro rata basis depending on the extent to which the underwriters’ over-allotment option was exercised in full by the underwriters, so that the Founder Shares and the
Representative

Shares would represent
20
% of the Company’s issued and outstanding shares after the Initial Public Offering (excluding the Private Placement Units and underlying securities). On February 2, 2021, the underwriters fully exercised the over-allotment option; thus, these 187,500 shares were no longer subject to forfeiture.